Commitments and Contingencies (Details) - Schedule of Future minimum lease payments - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Future Minimum Lease Payments Abstract
Discount rate	15.00%	15.00%
2023 (January 1 to March 31)	$ 13,992	$ 13,326
Total undiscounted minimum future payments	27,984	13,326
Imputed interest	1,184	(326)
Total operating lease payments	26,800	13,000
Short-term lease liabilities	$ 26,800	$ 13,000